Property, Plant, and Equipment - Components of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,232	$ 5,232	$ 5,174
Accumulated depreciation	(4,427)	(4,307)	(3,876)
Property, plant and equipment, net	805	925	1,298
Buildings and Land [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	589	589	579
Enterprise Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,742	$ 1,742	1,744
Property, plant and equipment, estimated useful life	3 years	3 years
Leaseholds [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,700	$ 1,701	1,705
Property, plant and equipment, estimated useful life	Lesser of lease term or estimated useful life	Lesser of lease term or estimated useful life
Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,003	$ 1,002	971
Property, plant and equipment, estimated useful life	7 years	7 years
Furniture [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 198	$ 198	$ 175
Property, plant and equipment, estimated useful life	5 years	5 years
Buildings [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful life	30 years	30 years